VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—2.8%
Auto Manufacturers—0.1%
Rivian Automotive, Inc. 4.625%, 3/15/29	$52	$65
Biotechnology—0.1%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	36	53
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	65	86
Innoviva, Inc. 2.125%, 3/15/28	40	41
		180

Commercial Services—0.1%
Affirm Holdings, Inc. 0.750%, 12/15/29	36	40
Alarm.com Holdings, Inc.
0.000%, 1/15/26(1)	41	41
2.250%, 6/1/29	46	43
Stride, Inc. 1.125%, 9/1/27	27	37
		161

Computers—0.4%
Lumentum Holdings, Inc. 1.500%, 12/15/29	38	202
Okta, Inc. 0.375%, 6/15/26	47	46
Rubrik, Inc. 144A 0.000%, 6/15/30(2)	48	47
Seagate HDD Cayman 3.500%, 6/1/28	35	118
Varonis Systems, Inc. 1.000%, 9/15/29	47	44
Western Digital Corp. 3.000%, 11/15/28	30	137
		594

Electric Utilities—0.2%
CenterPoint Energy, Inc. 144A 3.000%, 8/1/28(2)	69	70
Evergy, Inc. 4.500%, 12/15/27	77	94
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	44	54
Ormat Technologies, Inc. 2.500%, 7/15/27	51	68
PG&E Corp. 4.250%, 12/1/27	31	32
		318

Electronics—0.1%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	47	77
	Par Value	Value

Electronics—continued
OSI Systems, Inc. 2.250%, 8/1/29	$54	$80
		157

Engineering & Construction—0.1%
Granite Construction, Inc.
3.750%, 5/15/28	25	63
3.250%, 6/15/30	38	61
		124

Entertainment—0.0%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	44	46
Financial Services—0.2%
Coinbase Global, Inc. 0.250%, 4/1/30	42	43
Encore Capital Group, Inc. 4.000%, 3/15/29	42	46
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	52	97
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(2)	22	62
Upstart Holdings, Inc. 2.000%, 10/1/29	25	32
WisdomTree, Inc. 3.250%, 8/15/29	57	68
		348

Health Care REITs—0.1%
Welltower OP LLC
144A 2.750%, 5/15/28(2)	51	100
144A 3.125%, 7/15/29(2)	30	45
		145

Healthcare-Products—0.2%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(2)	15	23
CONMED Corp. 2.250%, 6/15/27	50	48
Enovis Corp. 3.875%, 10/15/28	50	49
Envista Holdings Corp. 1.750%, 8/15/28	43	41
Guardant Health, Inc. 1.250%, 2/15/31	31	56
iRhythm Technologies, Inc. 1.500%, 9/1/29	41	57
LivaNova plc 2.500%, 3/15/29	37	43
Tempus AI, Inc. 144A 0.750%, 7/15/30(2)	29	31
		348

Home Builders—0.0%
LCI Industries 144A 3.000%, 3/1/30(2)	40	47
	Par Value	Value

Internet—0.1%
Uber Technologies, Inc. 0.875%, 12/1/28	$20	$26
Wayfair, Inc. 3.500%, 11/15/28	19	44
Ziff Davis, Inc. 144A 3.625%, 3/1/28(2)	40	39
		109

Investment Companies—0.0%
Core Scientific, Inc. 144A 3.000%, 9/1/29(2)	25	39
Leisure Time—0.1%
NCL Corp., Ltd. 144A 0.875%, 4/15/30(2)	45	50
Peloton Interactive, Inc. 5.500%, 12/1/29	30	50
		100

Machinery-Construction & Mining—0.1%
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)(2)	64	61
Media—0.0%
Sphere Entertainment Co. 3.500%, 12/1/28	20	55
Mining—0.1%
B2Gold Corp. 144A 2.750%, 2/1/30(2)	55	88
Centrus Energy Corp.
2.250%, 11/1/30	12	32
144A 0.000%, 8/15/32(2)	10	13
MP Materials Corp. 144A 3.000%, 3/1/30(2)	8	20
		153

Miscellaneous Manufacturing—0.0%
JBT Marel Corp. 144A 0.375%, 9/15/30(2)	34	35
Mortgage Real Estate Investment Trusts (REITs)—0.0%
Starwood Property Trust, Inc. 6.750%, 7/15/27	32	33
Oil, Gas & Consumable Fuels—0.1%
UGI Corp. 5.000%, 6/1/28	40	57
Pharmaceuticals—0.1%
Ascendis Pharma A/S 2.250%, 4/1/28	32	45
Herbalife Ltd. 4.250%, 6/15/28	47	51
Mirum Pharmaceuticals, Inc. 4.000%, 5/1/29	18	47
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—continued
Pacira BioSciences, Inc. 2.125%, 5/15/29	$44	$44
		187

Retail—0.1%
Burlington Stores, Inc. 1.250%, 12/15/27	16	24
GameStop Corp. 144A 0.000%, 6/15/32(2)	37	36
		60

Semiconductors—0.1%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(2)	48	58
MKS, Inc. 1.250%, 6/1/30	59	75
		133

Software—0.3%
Akamai Technologies, Inc. 144A 0.250%, 5/15/33(2)	55	61
Alignment Healthcare, Inc. 4.250%, 11/15/29	32	48
Bandwidth, Inc. 0.500%, 4/1/28	58	50
BlackLine, Inc. 1.000%, 6/1/29	70	74
CoreWeave, Inc. 144A 1.750%, 12/1/31(2)	22	21
Dayforce, Inc. 0.250%, 3/15/26	41	41
Guidewire Software, Inc. 1.250%, 11/1/29	31	34
Progress Software Corp. 3.500%, 3/1/30	47	47
RingCentral, Inc. 0.000%, 3/15/26(1)	42	42
Snowflake, Inc. 0.000%, 10/1/29	20	31
Strategy, Inc. 0.625%, 3/15/30	23	29
		478

Telecommunications—0.1%
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(2)	43	62
Transportation—0.0%
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	46	49
Total Convertible Bonds and Notes (Identified Cost $3,597)		4,144

	Shares	Value
Convertible Preferred Stocks—0.3%
Aerospace & Defense—0.1%
Boeing Co. (The), 6.000%	1,150	$80
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	28
Wells Fargo & Co. Series L, 7.500%	66	80
		108

Capital Markets—0.1%
Ares Management Corp. Series B, 6.750%	850	43
KKR & Co., Inc. Series D, 6.250%	850	44
		87

Financial Services—0.0%
Apollo Global Management, Inc., 6.750%	600	45
Healthcare Providers & Services—0.0%
BrightSpring Health Services, Inc., 6.750%	200	25
Software—0.0%
Strategy, Inc., 8.000%	400	32
Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	41
Technology Hardware, Storage & Peripherals—0.0%
Hewlett Packard Enterprise Co., 7.625%	800	53
Total Convertible Preferred Stocks (Identified Cost $472)		471

Preferred Stocks—0.3%
Banks—0.3%
Grupo Cibest S.A., 7.160%	21,925	347
Water Utilities—0.0%
Cia De Sanena Do Parana	22,400	32
Total Preferred Stocks (Identified Cost $322)		379

Common Stocks—19.9%
Aerospace & Defense—0.0%
HEICO Corp.	100	32
Automobiles—1.0%
Brilliance China Automotive Holdings Ltd.	98,000	51
	Shares	Value

Automobiles—continued
Ford Motor Co.	35,270	$463
Hero MotoCorp Ltd.	2,082	134
Kia Corp.	5,070	428
Subaru Corp.	15,500	336
Tesla, Inc.(3)	20	9
		1,421

Banks—3.5%
Abu Dhabi Commercial Bank PJSC	28,827	112
Agricultural Bank of China Ltd. Class H	241,000	179
Banca Monte dei Paschi di Siena SpA	49,895	535
Banco BPM SpA	11,731	179
Banco de Sabadell S.A.	109,740	434
Bank Hapoalim BM	1,350	31
Bank Leumi Le-Israel BM	450	10
Bank of China Ltd. Class H	64,000	37
Bank of Nova Scotia (The)	600	44
Bank Polska Kasa Opieki S.A.	2,913	166
BOC Hong Kong Holdings Ltd.	24,000	122
Citizens Financial Group, Inc.	7,264	424
Credit Agricole S.A.	5,267	109
CTBC Financial Holding Co., Ltd.	38,000	61
DNB Bank ASA	6,342	177
Dubai Islamic Bank PJSC	64,149	162
E.Sun Financial Holding Co., Ltd.	27,332	29
Emirates NBD Bank PJSC	28,500	216
Erste Group Bank AG	2,631	318
First Abu Dhabi Bank PJSC	8,591	41
Grupo Cibest S.A. ADR	2,747	175
Hana Financial Group, Inc.	2,841	186
Huntington Bancshares, Inc.	8,294	144
Industrial & Commercial Bank of China Ltd. Class H	142,000	115
Intesa Sanpaolo SpA	29,597	206
JPMorgan Chase & Co.	164	53
NatWest Group plc	18,992	167
Piraeus Bank S.A.(3)	7,776	62
PNC Financial Services Group, Inc. (The)	620	129
Regions Financial Corp.	15,824	429
Santander Bank Polska S.A.	151	23
SinoPac Financial Holdings Co., Ltd.	45,361	41
Toronto-Dominion Bank (The)	425	40
		5,156

Beverages—0.0%
Sino Grandness Food Industry Group Ltd.(3)(4)	77,400	—
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Broadline Retail—0.2%
Alibaba Group Holding Ltd.	4,000	$73
Amazon.com, Inc.(3)	264	61
Vipshop Holdings Ltd. ADR	6,615	117
		251

Capital Markets—0.8%
Bank of New York Mellon Corp. (The)	1,409	164
Moody’s Corp.	53	27
Morgan Stanley	1,727	307
Nomura Holdings, Inc.	19,200	159
S&P Global, Inc.	56	29
Singapore Exchange Ltd.	1,600	21
State Street Corp.	2,139	276
T. Rowe Price Group, Inc.	1,812	186
		1,169

Chemicals—0.3%
CF Industries Holdings, Inc.	160	12
LyondellBasell Industries N.V. Class A	8,103	351
		363

Commercial Services & Supplies—0.0%
Cintas Corp.	147	28
Veralto Corp.	241	24
		52

Communications Equipment—0.1%
Accton Technology Corp.	3,000	113
Arista Networks, Inc.(3)	150	20
		133

Construction & Engineering—0.0%
Comfort Systems USA, Inc.	11	10
EMCOR Group, Inc.	51	31
		41

Consumer Finance—0.1%
Muthoot Finance Ltd.	3,199	136
Qfin Holdings, Inc. ADR	1,154	22
		158

Consumer Staples Distribution & Retail—0.0%
Costco Wholesale Corp.	7	6
Diversified REITs—0.3%
CapitaLand Integrated Commercial Trust	51,200	95
WP Carey, Inc.	6,080	392
		487

	Shares	Value

Diversified Telecommunication Services—0.6%
LG Uplus Corp.	1,565	$16
Telefonica Brasil S.A.	13,100	79
Telenor ASA	19,065	277
Verizon Communications, Inc.	10,915	445
		817

Electric Utilities—0.9%
Axia Energia	3,200	30
CPFL Energia S.A.	8,400	82
Edison International	7,483	449
Endesa S.A.	7,525	271
Enel SpA	42,976	448
Terna - Rete Elettrica Nazionale	2,486	26
		1,306

Electrical Equipment—0.0%
ABB Ltd. Registered Shares	100	7
Polycab India Ltd.	230	19
Vertiv Holdings Co. Class A	71	12
		38

Electronic Equipment, Instruments & Components—0.2%
Delta Electronics, Inc.	5,000	153
Halma plc	500	24
Jabil, Inc.	140	32
Keysight Technologies, Inc.(3)	85	17
LG Display Co. Ltd.(3)	2,544	21
TE Connectivity plc	133	30
		277

Entertainment—0.0%
NetEase, Inc.	800	22
Food Products—0.4%
AVI Ltd.	13,294	85
MBRF Global Foods Co. S.A.	24,463	89
WH Group Ltd.	348,000	388
		562

Gas Utilities—0.4%
APA Group	57,000	341
Atmos Energy Corp.	125	21
Osaka Gas Co., Ltd.	4,200	145
Perusahaan Gas Negara Tbk PT	530,200	61
Tokyo Gas Co. Ltd.	500	20
		588

Health Care REITs—0.2%
Alexandria Real Estate Equities, Inc.	6,196	303
	Shares	Value

Healthcare Equipment & Supplies—0.0%
IDEXX Laboratories, Inc.(3)	41	$28
Insulet Corp.(3)	51	15
ResMed, Inc.	31	7
		50

Healthcare Providers & Services—0.0%
HCA Healthcare, Inc.	32	15
Labcorp Holdings, Inc.	95	24
		39

Healthcare Technology—0.0%
Veeva Systems, Inc. Class A(3)	47	11
Hotels, Restaurants & Leisure—0.1%
OPAP S.A.	5,986	134
Industrial Conglomerates—0.1%
CITIC Ltd.	98,000	152
General Electric Co.	139	43
		195

Insurance—2.1%
Aflac, Inc.	70	8
American International Group, Inc.	175	15
Aviva plc	26,212	242
Caixa Seguridade Participacoes S.A.	141,500	429
China Pacific Insurance Group Co., Ltd. Class H	7,200	32
New China Life Insurance Co., Ltd. Class H	23,700	165
NN Group N.V.	420	32
People’s Insurance Co. Group of China Ltd. (The) Class H	70,000	61
Phoenix Group Holdings plc	48,449	481
Powszechny Zaklad Ubezpieczen S.A.	25,921	482
Progressive Corp. (The)	1,290	294
Prudential Financial, Inc.	4,099	463
QBE Insurance Group Ltd.	11,819	157
Sampo Oyj Class A	8,633	105
Sanlam Ltd.	24,879	148
Willis Towers Watson plc	25	8
		3,122

Interactive Media & Services—0.4%
Alphabet, Inc. Class A	768	240
Alphabet, Inc. Class C	578	181
Meta Platforms, Inc. Class A	31	21
Tencent Holdings Ltd.	2,600	200
		642

IT Services—0.0%
TIS, Inc.	600	20
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Life Sciences Tools & Services—0.0%
WuXi AppTec Co., Ltd. Class A	3,400	$44
Machinery—0.2%
Ashok Leyland Ltd.	31,137	62
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	239	68
Nordson Corp.	30	7
Sinotruk Hong Kong Ltd.	26,000	92
Yutong Bus Co., Ltd. Class A	23,700	111
		340

Marine Transportation—0.7%
AP Moller - Maersk A/S Class A	114	262
Evergreen Marine Corp. Taiwan Ltd.	26,000	157
Orient Overseas International Ltd.	5,500	89
SITC International Holdings Co., Ltd.	122,000	437
		945

Metals & Mining—1.1%
Aneka Tambang Tbk	322,200	61
China Hongqiao Group Ltd.	35,500	149
CMOC Group Ltd. Class H	12,000	30
Fortescue Ltd.	15,581	229
Kinross Gold Corp.	1,116	31
National Aluminium Co., Ltd.	38,566	135
Newmont Corp.	100	10
Southern Copper Corp.	201	29
Vale S.A.	33,000	433
Vale S.A. Class B Sponsored ADR	16,322	213
Vedanta Ltd.	25,583	172
Wheaton Precious Metals Corp.	99	11
Zijin Mining Group Co., Ltd. Class A	4,300	21
		1,524

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Annaly Capital Management, Inc.	20,037	448
Multi-Utilities—0.2%
Dominion Energy, Inc.	3,495	205
Engie S.A.	4,221	111
NiSource, Inc.	135	6
		322

Oil, Gas & Consumable Fuels—0.8%
Bharat Petroleum Corp., Ltd.	29,844	127
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Inpex Corp.	1,500	$30
Marathon Petroleum Corp.	63	10
PetroChina Co., Ltd. Class H	182,000	196
Repsol S.A.	22,500	421
Targa Resources Corp.	129	24
Turkiye Petrol Rafinerileri AS	77,655	334
		1,142

Passenger Airlines—0.1%
Eva Airways Corp.	52,000	61
Pharmaceuticals—0.9%
Bristol-Myers Squibb Co.	9,676	522
Eli Lilly & Co.	20	21
Novartis AG Registered Shares	1,892	262
Pfizer, Inc.	17,778	443
		1,248

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A(3)	65	11
Emaar Development PJSC	20,210	83
Emaar Properties PJSC	27,169	104
		198

Retail REITs—0.2%
Simon Property Group, Inc.	1,117	207
Semiconductors & Semiconductor Equipment—1.3%
Broadcom, Inc.	132	46
KLA Corp.	36	44
Lam Research Corp.	264	45
NVIDIA Corp.	2,224	415
QUALCOMM, Inc.	61	10
SK hynix, Inc.	497	224
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	1,036
		1,820

Software—0.3%
Adobe, Inc.(3)	55	19
Autodesk, Inc.(3)	38	11
Fortinet, Inc.(3)	68	5
HubSpot, Inc.(3)	20	8
Intuit, Inc.	10	7
Microsoft Corp.	597	289
ServiceNow, Inc.(3)	145	22
		361

Specialized REITs—0.2%
Crown Castle, Inc.	3,375	300
Specialty Retail—0.4%
Best Buy Co., Inc.	5,386	361
	Shares	Value

Specialty Retail—continued
Chow Tai Fook Jewellery Group Ltd.	39,000	$62
Kingfisher plc	2,650	11
Lojas Renner S.A.	21,000	52
Ross Stores, Inc.	180	33
TJX Cos., Inc. (The)	230	35
Ulta Beauty, Inc.(3)	55	33
Williams-Sonoma, Inc.	114	20
		607

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	1,322	359
Logitech International S.A. Registered Shares	55	6
Samsung Electronics Co., Ltd.	869	72
		437

Textiles, Apparel & Luxury Goods—0.0%
Deckers Outdoor Corp.(3)	111	12
Tobacco—0.9%
Altria Group, Inc.	6,960	401
Japan Tobacco, Inc.	12,400	447
Philip Morris International, Inc.	2,901	465
		1,313

Water Utilities—0.0%
Cia de Saneamento de Minas Gerais Copasa MG	5,700	46
Wireless Telecommunication Services—0.2%
Advanced Info Service PCL NVDR	24,600	244
TIM S.A.	8,600	34
		278

Total Common Stocks (Identified Cost $24,829)		29,048

Affiliated Mutual Funds—47.4%
Virtus Silvant Focused Growth Fund Class R6(5)(6)	266,797	23,289
Virtus Seix Floating Rate High Income Fund Class R6(5)(6)	789,092	6,044
Virtus Newfleet Core Plus Bond Fund Class R6(5)(6)	2,459,382	25,405
Virtus Seix High Yield Fund Class R6(5)(6)	1,848,202	14,675
Total Affiliated Mutual Funds (Identified Cost $66,968)		69,413

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $80)		$86

Equity-Linked Notes—4.1%
Banks—2.8%
JPMorgan Chase Bank N.A. 0.000%, 1/13/26(4)	78	2,008
Toronto-Dominion Bank (The) 46.240%, 1/8/26(4)	78	2,033
		4,041

Financial Services—1.3%
Citigroup Global Markets Holdings, Inc. 144A 39.190%, 1/21/26(2)(4)	78	1,968
Total Equity-Linked Notes (Identified Cost $5,912)		6,009

Affiliated Exchange-Traded Funds—20.5%
Capital Markets—20.5%
Virtus International Dividend ETF(3)(5)(6)	434,120	13,668
Virtus U.S. Dividend ETF(3)(5)(6)	647,690	16,373
		30,041

Total Affiliated Exchange-Traded Funds (Identified Cost $29,715)		30,041

Total Long-Term Investments—95.4% (Identified Cost $131,895)		139,591

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—95.4% (Identified Cost $131,895)		139,591

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $38)	$(40)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—95.4% (Identified Cost $131,857)	$139,551
Other assets and liabilities, net—4.6%	6,770
NET ASSETS—100.0%	$146,321

Abbreviations:
ADR	American Depositary Receipt
BTP	Italian Buonie
DAX	Deutsche Boerse AG German Stock Index
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
LLC	Limited Liability Company
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipts
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $3,073 or 2.1% of net assets.

(3)	Non-income producing.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Affiliated investment.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Equity: North America	42%
Equity: Developed Markets ex US	18
Equity: Emerging Markets	9
Fixed Income	42
Other	(11)
Total	100%
† % of total investments as of December 31, 2025 (includes derivative contracts).

Open purchased options contracts as of December 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
S&P 500® E-Mini Index Future	13	$8,255	6,350.00	06/18/26	$86
Total Purchased Options					$86
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
Open written options contracts as of December 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
S&P 500® E-Mini Index Future	(13)	$(7,410)	5,700.00	06/18/26	$(40)
Total Written Options					$(40)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Exchange-traded futures contracts as of December 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE Taiwan Index Future	January 2026	4	$379	$6	$—
HSCEI Index Future	January 2026	2	114	—	(1)
IBEX 35 Index Future	January 2026	1	203	2	—
IFSC Nifty 50 Future	January 2026	9	473	—	(2)
Bovespa Index Future	February 2026	67	401	2	—
10 Year U.K. Gilt Future	March 2026	7	862	— (1)	—
10 Year U.S. Treasury Note Future	March 2026	30	3,373	—	(20)
10 Year U.S. Ultra Future	March 2026	181	20,818	—	(42)
30 Year U.S. Treasury Bond Future	March 2026	31	3,583	—	(29)
Australian Dollar Future	March 2026	7	467	— (1)	—
British Pound Future	March 2026	14	1,178	3	—
Canadian Dollar Future	March 2026	8	585	—	(2)
DAX Mini Index Future	March 2026	3	435	6	—
Euro FX Currency Future	March 2026	10	1,473	—	(2)
Euro STOXX 50® Index Future	March 2026	5	343	4	—
Euro-BTP Future	March 2026	11	1,554	4	—
FTSE 100 Index Future	March 2026	8	1,072	8	—
FTSE/MIB Index Future	March 2026	1	265	3	—
MSCI Emerging Markets Index Future	March 2026	13	917	21	—
Nasdaq 100® E-Mini Index Future	March 2026	1	509	—	(7)
Russell 2000® E-Mini Index Future	March 2026	4	500	—	(9)
S&P 500® E-Mini Index Future	March 2026	12	4,136	11	—
S&P/TSX 60 Index Future	March 2026	1	271	1	—
SPI 200 Index Future	March 2026	4	579	— (1)	—
TOPIX Index Future	March 2026	9	1,961	14	—
				$85	$(114)
Short Contracts:
10 Year Australian Bond Future	March 2026	(13)	(950)	—	(1)
10 Year Canadian Bond Future	March 2026	(4)	(352)	—	— (1)
10 Year Euro-Bund Future	March 2026	(1)	(150)	—	— (1)
10 Year Japanese Bond Future	March 2026	(4)	(3,381)	26	—
Bloomberg High Yield Duration-Hedged Credit Future	March 2026	(138)	(14,898)	—	(38)
Japanese Yen Future	March 2026	(26)	(2,086)	15	—
				41	(39)
Total				$126	$(153)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$4,144	$—	$4,144	$—
Equity Securities:
Convertible Preferred Stocks	471	471	—	—
Preferred Stocks	379	379	—	—
Common Stocks	29,048	29,048	—	— (1)
Equity-Linked Notes	6,009	—	—	6,009
Affiliated Exchange-Traded Funds	30,041	30,041	—	—
Affiliated Mutual Funds	69,413	69,413	—	—
Other Financial Instruments:
Purchased Options	86	86	—	—
Futures Contracts	126	126	—	—
Total Assets	139,717	129,564	4,144	6,009
Liabilities:
Other Financial Instruments:
Written Options	(40)	(40)	—	—
Futures Contracts	(153)	(153)	—	—
Total Liabilities	(193)	(193)	—	—
Total Investments, Net of Written Options	$139,524	$129,371	$4,144	$6,009

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stocks	Equity-Linked Notes
Investments in Securities
Balance as of September 30, 2025:	$3,933	$— (a)	$3,933
Net realized gain (loss)	64	—	64
Net change in unrealized appreciation (depreciation)(b)	90	—	90
Purchases	5,912	—	5,912
Sales(c)	(3,990)	—	(3,990)
Balance as of December 31, 2025	$6,009	$— (a)	$6,009
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2025, was $97.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.